UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



              Report for the Calendar Year Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

          028-00030                  John W. Bristol & Co., Inc.
          028-04139                  Eaton Vance Management
          028-02588                  Klingenstein Fields & Co. LLC
          028-03877                  Fiduciary Trust Co. Intl.
          028-05814                  Baldwin Brothers Inc.
          028-02635                  Gardner, Russo & Gardner
          028-04558                  Parametric Portfolio Associates
          028-05621                  Santa Barbara Asset Management
          028-05395                  Select Equity Group Inc.
          028-00154                  Ruane, Cunnif & Goldfarb Inc.
          ------------               -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $99,198
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP        (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------       -----        --------  -------  --- ----   ----------  --------  ----     ------  ----
ABBOTT LABS                    COM            002824100     2,519     46,975  SH         SOLE        NONE       46,975  0       0
ALLTEL CORP                    COM            020039103       248      3,563  SH         SOLE        NONE        3,563  0       0
AMERICAN EXPRESS CO            COM            025816109       221      3,725  SH         SOLE        NONE        3,725  0       0
AMERICAN INTL GROUP INC        COM            026874107     4,475     66,156  SH         SOLE        NONE       66,156  0       0
BANK OF AMERICA CORPORATION    COM            060505104       249      4,956  SH         SOLE        NONE        4,956  0       0
BERKSHIRE HATHAWAY INC DEL     CL B           084670207       451        114  SH         SOLE        NONE          114  0       0
BP PLC                         SPONSORED ADR  055622104       578      8,331  SH         SOLE        NONE        8,331  0       0
CAMPBELL SOUP CO               COM            134429109    21,512    581,395  SH         SOLE        NONE      581,395  0       0
CHEVRON CORP NEW               COM            166764100       848      9,058  SH         SOLE        NONE        9,058  0       0
COCA COLA CO                   COM            191216100     1,149     19,999  SH         SOLE        NONE       19,999  0       0
COMCAST CORP NEW               CL A           20030N101       987     40,829  SH         SOLE        NONE       40,829  0       0
CONOCOPHILLIPS                 COM            20825C104       245      2,791  SH         SOLE        NONE        2,791  0       0
EXXON MOBIL CORP               COM            30231G102    15,650    169,084  SH         SOLE        NONE      169,084  0       0
GENERAL ELECTRIC CO            COM            369604103     3,417     82,526  SH         SOLE        NONE       82,526  0       0
IMCLONE SYS INC                COM            45245W109       413     10,000  SH         SOLE        NONE       10,000  0       0
JP MORGAN CHASE & CO           COM            46625H100       322      7,020  SH         SOLE        NONE        7,020  0       0
JOHNSON & JOHNSON              COM            478160104       215      3,277  SH         SOLE        NONE        3,277  0       0
MERRILL LYNCH & CO INC         COM            590188108     7,766    108,945  SH         SOLE        NONE      108,945  0       0
METROPCS COMMUNICATIONS INC    COM            591708102    25,246    925,440  SH         SOLE        NONE      925,440  0       0
PEPSICO INC                    COM            713448108     1,791     24,451  SH         SOLE        NONE       24,451  0       0
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206     3,906     47,525  SH         SOLE        NONE       47,525  0       0
TARGACEPT INC                  COM            87611R306       192     21,400  SH         SOLE        NONE       21,400  0       0
UNION PAC CORP                 COM            907818108       339      3,000  SH         SOLE        NONE        3,000  0       0
WELLS FARGO & CO NEW           COM            949746101     6,458    181,316  SH         SOLE        NONE      181,316  0       0



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